Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 649	$ (857)	$ (189)
Realized Foreign Exchange (Gain) Loss	205	45	(9)
Total	854	(812)	(198)
Long-term Borrowings [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	602	(665)	(196)
Other [Member]
Foreign Exchange Gains Losses:
Unrealized Foreign Exchange (Gain) Loss	$ 47	$ (192)	$ 7